Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (141)	kr (885)
Outstanding derivatives offset	7	54
Outstanding derivatives net amount presented	(134)	(831)
Outstanding derivatives related amounts not offset – Collaterals		539
Net Outstanding derivatives	(134)	(292)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	1,491	155
Outstanding derivatives offset	(7)	(54)
Outstanding derivatives net amount presented	1,484	101
Outstanding derivatives related amounts not offset – Collaterals	(1,181)
Net Outstanding derivatives	303	101
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(131)	(201)
Outstanding derivatives offset	31	36
Outstanding derivatives net amount presented	(100)	(165)
Net Outstanding derivatives	(100)	(165)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	57	77
Outstanding derivatives offset	(31)	(36)
Outstanding derivatives net amount presented	26	41
Net Outstanding derivatives	kr 26	kr 41